Borrowings (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Secured credit facilities	$ 167,393	$ 219,856
Total borrowings	1,628,585	1,717,768	$ 1,675,415
Less: current portion, net	(32,851)	(33,885)	(29,827)
Less: deferred finance costs, net	(29,254)	(35,280)	(24,320)
Total long-term borrowings	1,566,480	1,648,603	1,621,268
Long Term Loans From Bank	295,754	346,604	274,855
Navios Holdings borrowings
Debt Instrument [Line Items]
Total borrowings		1,174,856	1,240,647
Navios Logistics borrowings
Debt Instrument [Line Items]
Other long-term loans		253	321
2019 Notes
Debt Instrument [Line Items]
Senior Notes		0	291,094
2022 Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	305,000	305,000	0
2022 Notes
Debt Instrument [Line Items]
Senior Notes	614,339	650,000	650,000
2022 Logistics Senior Notes
Debt Instrument [Line Items]
Senior Notes	375,000	375,000	375,000
Navios Logistics other long-term loans and notes payable
Debt Instrument [Line Items]
Senior Notes		31,109	34,447
Other long-term loans	$ 166,853	167,912
Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Long Term Loans From Bank		23,250	25,000
Navios Logistics Alpha Bank Loan
Debt Instrument [Line Items]
Long Term Loans From Bank		13,300	0
Navios Logistics Term Loan B Facility
Debt Instrument [Line Items]
Long Term Loans From Bank		100,000	0
Total Navios Logistics borrowings | Navios Logistics borrowings
Debt Instrument [Line Items]
Total borrowings		542,912	434,768
Commerzbank A.G. ($240,000)
Debt Instrument [Line Items]
Secured credit facilities		0	19,857
HSH Nordbank ($15,300)
Debt Instrument [Line Items]
Secured credit facilities		14,535	0
Loan Facility Credit Agricole ($40,000)
Debt Instrument [Line Items]
Secured credit facilities		17,674	18,880
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Secured credit facilities		14,074	14,755
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Secured credit facilities		14,450	15,150
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Secured credit facilities		50,140	54,540
Loan Facility DVB Bank SE ($41,000)
Debt Instrument [Line Items]
Secured credit facilities		33,816	37,293
Loan Facility Credit Agricole ($22,500)
Debt Instrument [Line Items]
Secured credit facilities		15,188	16,313
Loan Facility DVB Bank SE ($40,000)
Debt Instrument [Line Items]
Secured credit facilities		18,254	28,000
Loan Facility Alpha Bank ($31,000)
Debt Instrument [Line Items]
Secured credit facilities		25,600	27,400
Loan Facility Alpha Bank ($16,125)
Debt Instrument [Line Items]
Secured credit facilities		16,125	16,125
Navios Acquisition Loan
Debt Instrument [Line Items]
Secured credit facilities		$ 0	$ 51,240